Convertible debentures (Tables)	12 Months Ended
Oct. 31, 2025
Borrowings [abstract]
Disclosure of detailed information about convertible debentures outstanding [Table Text Block]
*Denominated in CAD	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Loan principal outstanding	$1,717,541	$2,158,314	*	$488,750

Terms of loan
Annual stated interest rate	12% - 24%	12% - 24%		2% - 4%
Effective annual interest rate	24%	23% - 24%		24% - 176%
Conversion price to common shares	$0.03 - $0.04	$0.05 - $0.10
Remaining life (in months)	0 - 4	0 - 6		0 - 12

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,717,541	$1,494,980		$185,858	$3,398,379
Interest payable	326,127	533,990		36,063	896,180
Convertible debentures	$2,043,668	$2,028,970		$221,921	$4,294,559
Derivative liabilities	$-	$191,039		$230,370	$421,409
Equity component of convertible debentures	$1,898,142	$-		$-	$1,898,142

For the year ended October 31, 2025:
	USD (equity	CAD (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$5,636	$143,047	$141,525	$290,208
Interest expense	$364,137	$235,626	$12,535	$612,298
Loss (gain) on revaluation of derivative liabilities	$-	$(1,317,070)	$(43,393)	$(1,360,463)
Loss (gain) on conversion of convertible debentures	$-	$-	$9,821	$9,821
Loss (gain) on repayment of convertible debentures	$-	$(9,522)	$15,006	$5,484
Loss (gain) on extinguishment of convertible debentures	$(5,636)	$(16,358)	$129,355	$107,361

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$-	$66,000 *	$103,275
Amount of interest converted to common shares	$44,106	$84,000 *	$2,025
Number of common shares issued on conversion of convertible
debentures	1,600,588	-	3,073,940	4,674,528

(a) Current period information presented in the consolidated financial statements

	USD (equity	CAD (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$16,000	$17,596	$384,319	$417,915
Amount of interest repaid in cash	$8,209	$59,714	$7,087	$75,010

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(b) Comparative information presented in the consolidated financial statements

Convertible debentures outstanding as at October 31, 2024:

*Denominated in CAD	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Loan principal outstanding	$1,413,245	$1,523,657	*	$231,250

Terms of loan
Annual stated interest rate	12% - 24%	12% - 24%		2% - 4%
Effective annual interest rate	24%	14% - 270%		24% - 176%
Conversion price to common shares	$0.03 - $0.04	$0.05 - $0.10	*	(i) - (ii)
Remaining life (in months)	0 - 4	0 - 6		0 - 12

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,413,245	$1,461,356		$106,347	$2,980,948
Interest payable	333,000	506,685		32,640	872,325
Convertible debentures	$1,746,245	$1,968,041		$138,987	$3,853,273
Derivative liabilities	$-	$1,444,932		$125,743	$1,570,675
Equity component of convertible debentures	$696,671	$-		$-	$696,671

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

For the year ended October 31, 2024:

	USD (equity	CAD (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$5,636	$174,437	$92,428	$272,501
Interest expense	$329,432	$262,743	$10,725	$602,900
Loss (gain) on revaluation of derivative liabilities	$-	$179,315	$(100,400)	$78,915
Loss (gain) on conversion of convertible debentures	$-	$-	$45,535	$45,535
Loss (gain) on repayment of convertible debentures	$-	$(8,269)	$70,522	$62,253
Loss (gain) on extinguishment of convertible debentures	$(5,636)	$376,297	$81,587	$452,248

(b) Comparative information presented in the consolidated financial statements

	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$159,106	$60,197	*	$431,907
Amount of interest converted to common shares	$44,106	$197	*	$8,469

Number of common shares issued on conversion of convertible debentures	5,566,285	1,203,945		30,035,070	36,805,300

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$16,000	$88,326		$183,134	$287,460
Amount of interest repaid in cash	$14,339	$58,528		$-	$72,867

For the year ended October 31, 2023:

*Denominated in CAD	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$18,258	$243,162		$18,414	$279,834
Interest expense	$273,458	$254,523		$12,948	$540,929
Loss (gain) on revaluation of derivative liabilities	$-	$(507,186)		$(151,317)	$(658,503)
Loss (gain) on conversion of convertible debentures	$-	$-		$21,120	$21,120
Loss (gain) on repayment of convertible debentures	$-	$-		$27,243	$27,243
Loss (gain) on extinguishment of convertible debentures	$33,488	$1,169,800		$197,535	$1,400,823

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$250,000	$455,000	*	$232,700
Amount of interest converted to common shares	$30,016	$204,189	*	$4,654

Number of common shares issued on conversion of convertible debentures	6,406,250	14,391,709		9,548,701	30,346,660

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$-	$-		$270,000	$270,000
Amount of interest repaid in cash	$12,973	$47,353		$4,353	$64,679

Disclosure of detailed information about assumptions used to determine fair value of derivative liabilities [Table Text Block]
	As at	As at
	October 31,	October 31,
	2025	2024
Volatility factor (based on historical volatility)	30% - 129%	140% - 203%
Risk free interest rate	2.22% - 2.28%	3.18% - 3.50%
Expected life of conversion features (in months)	0 - 12	0 - 12
Expected dividend yield	0%	0%
CDN to USD exchange rate (as applicable)	0.7134	0.7186
Call value	$0.00 - $0.01	$0.02 - $0.04